Related parties - Additional Information (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
		Apr. 19, 2017	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Common shares approved as incentive ownership plan		11,128,102			55,760,215
General and administrative expense			R$ 2,249,413	R$ 1,872,092	R$ 2,018,159
Discontinued operations [member]
Disclosure of transactions between related parties [line items]
General and administrative expense	[1]		2,553
Deferred stock plan [member] | Management
Disclosure of transactions between related parties [line items]
Percentage of Common shares may deliver to participants to company's share capital		1.00%			5.00%
Restricted and Performance Stock [member]
Disclosure of transactions between related parties [line items]
General and administrative expense			R$ 142,814	R$ 112,277	R$ 70,770
Top of range [member]
Disclosure of transactions between related parties [line items]
Percentage of Common shares may deliver to participants to company's share capital					1.00%

[1]	Considers the balances since the acquisition of control in May 2025 according to Note 27.b.